Accounts receivable net (Tables)	6 Months Ended
Mar. 31, 2024
Accounts receivable net
Schedule of accounts receivable
	As of	As of
	March 31,	September 30,
	2024	2023
	(unaudited)
Accounts receivable	$23,184,329	$24,692,164
Less: allowance for doubtful accounts	(167,551)	(14,719)
Accounts receivable, net	$23,016,778	$24,677,445